CONVERTIBLE BONDS PAYABLE	12 Months Ended
Dec. 31, 2022
CONVERTIBLE BONDS PAYABLE
CONVERTIBLE BONDS PAYABLE

10   CONVERTIBLE BONDS PAYABLE

The convertible notes payable consisted of following:

	As of December 31,
	2021	2022

Convertible Notes due 2025	1,895,846	2,083,829
Convertible Notes due 2029	—	4,294,985

Total	1,895,846	6,378,814
Including:
- Current	—	2,083,829
- Non-current	1,895,846	4,294,985

The interest expenses related to the convertible notes are as follows:

	Years ended December 31,
	2020	2021	2022

Contractual interest	41,355	38,720	48,996
Amortization of issuance cost	12,274	11,617	16,813

Total interest expenses	53,629	50,337	65,809

Convertible Notes due June 1, 2025 issued by the Company (“Convertible Bonds due 2025”)

On June 5, 2018, the Company completed its issuance of Convertible Bonds due 2025 in an aggregate principal amount of US$300 million. The related issuance costs of US$8,948 thousand were deducted from principal of the Convertible Bonds due 2025 and amortized over the period from issuance to the first put date (i.e. June 1, 2023) using the effective interest rate method.

The key terms of the Convertible Bonds due 2025 are summarized as follows:

Maturity Date

●	June 1, 2025

Interest

●	2.0% per annum, accruing from June 5, 2018 (computed on the basis of a 360-day year composed of twelve 30-day months), payable semiannually in arrears on June 1 and December 1 of each year

Repurchase of Notes

●

Holders will have the right to require the Company to repurchase for cash all of their notes, or any portion of the principal thereof that is equal to US$1 thousand or an integral multiple of US$1 thousand, on June 1, 2023 or if a fundamental change occurs at any time.

Tax redemption

●

The Company may redeem, at its option, all but not part of the Convertible Bonds due 2025 if it becomes obligated to pay to the holder of any note ‘‘additional amounts’’ (which are more than a de minimis amount) as a result of any change in tax law at the price equal to 100% of the principal amount together with accrued and unpaid interest. Upon receiving notice of redemption, each holder will have the right to elect to: convert its notes; or not have its notes redeemed and GDS Holdings will not pay any additional amounts as a result of such change in tax law.

Conversion rights

●	Holders may convert their notes at their option at any time prior to the close of business on the third scheduled trading day immediately preceding the maturity date.
●

The conversion rate is initially 19.3865 American Depositary Shares (“ADSs”) of the Company per US$1 thousand principal amount of notes (equivalent to an initial conversion price of approximately US$51.58 per ADS), and subject to changes under certain anti-dilution conditions.

The Company determined that the embedded conversion option of the Convertible Bonds due 2025 was not required to be accounted for as an embedded derivative pursuant to ASC 815 Derivatives and Hedging, because it is both indexed to the Company’s own stock and classified in shareholders’ equity. The Company also determined there was no other embedded derivative to be separated from the Convertible Bonds due 2025.

In the year ended December 31, 2020, Convertible Bonds with principal amount of US$10 thousand were converted into ordinary shares as the holders exercised their conversion option. The Company recorded additional paid-in capital of RMB65 upon conversion. As of December 31, 2021 and 2022, the outstanding principal amount of Convertible Bonds due 2025 was US$299,990 thousand. As of December 31, 2022, the balance of Convertible Bonds due 2025 was presented as current liability due to holder’s repurchase option exercisable on June 1, 2023.

Convertible Notes due March 8, 2029 issued by the Company (“Convertible Bonds due 2029”)

On March 8, 2022, the Company completed its issuance of Convertible Bonds due 2029 in an aggregate principal amount of US$620 million. The related issuance costs of US$3,950 thousand were deducted from principal of the Convertible Bonds due 2029 and amortized over the period from issuance to the first put date (i.e. March 8, 2027) using the effective interest rate method.

The key terms of the Convertible Bonds due 2029 are summarized as follows:

Maturity Date

●	March 8, 2029

Interest

●	0.25% per annum, computed on the basis of a 360-day year composed of twelve 30-day months, payable semiannually in arrears on March 8 and September 8 of each year

Repurchase of Notes

●

Holders will have the right to require the Company to repurchase for cash all of their notes, or any portion of the principal thereof that is in denominations of US$200 thousand and integral multiples of US$1 thousand in excess thereof, on March 8, 2027 or if a fundamental change occurs at any time.

Tax redemption

●

The Company may redeem, at its option, all but not part of the Convertible Bonds due 2029 if it becomes obligated to pay to the holder of any note ‘‘additional amounts’’ (which are more than a de minimis amount) as a result of any change in tax law at the price equal to 100% of the principal amount together with accrued and unpaid interest. Upon receiving notice of redemption, each holder will have the right to elect to: convert its notes; or not have its notes redeemed and GDS Holdings will not pay any additional amounts as a result of such change in tax law.

Conversion rights

●

Holders may convert their notes at their option at any time prior to the close of business on the third scheduled trading day (or the fifth scheduled trading day, if the converting Holder elects to receive Ordinary Shares in lieu of any ADSs) immediately preceding the maturity date.

●

The conversion rate is initially 20 ADSs of the Company per US$1 thousand principal amount of notes (equivalent to an initial conversion price of US$50 per ADS), and subject to changes under certain anti-dilution conditions.

Forced conversion

●

If (1) the Daily VWAP per ADS (or, if the ADSs are no longer traded on The NASDAQ Global Market, of the Ordinary Shares) exceeds 150% of the Conversion Price (the “Agreed Threshold”) on any twenty trading days (whether or not consecutive) during any thirty consecutive trading day period beginning on or after the 5th anniversary of March 8, 2022 (such thirty 30 consecutive trading day period being the “Forced Conversion Qualification Period”), (2) the Daily VWAP per ADS (or, if the ADSs are no longer traded on The NASDAQ Global Market, of the Ordinary Shares) for each of the last five consecutive trading days during the Forced Conversion Qualification Period is not lower than the Agreed Threshold and (3) the aggregate average daily dollar trading volume (as reported on Bloomberg) of (x) the ADSs on The NASDAQ Global Market and (y) the Ordinary Shares on the Hong Kong Stock Exchange during such Forced Conversion Qualification Period is at least US$70.0 million, then, the Company shall have the right (but not the obligation) to force the conversion of all (and not some only) of the outstanding principal amount held by such Holders into the Company’s shares at the then applicable Conversion Rate.

The Company determined that the embedded conversion option of the Convertible Bonds due 2029 was not required to be accounted for as an embedded derivative pursuant to ASC 815, Derivatives and Hedging, because it is both indexed to the Company’s own stock and classified in shareholders’ equity. The Company also determined there was no other embedded derivative to be separated from the Convertible Bonds due 2029.

The effective interest rate of the Convertible Bonds due 2025, after considering the related issuance cost, was 2.65% as of December 31, 2021 and 2022, respectively. The effective interest rate of the Convertible Bonds due 2029, after considering the related issuance cost, was 0.38% as of December 31 2022.

As of December 31, 2021 and 2022, accrued interests of RMB3,187 and RMB6,870, respectively, were recorded in accrued expenses.